Document And Entity Information	Apr. 26, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 26, 2022
Entity Registrant Name	Premier Financial Corp.
Entity Central Index Key	0000946647
Entity Emerging Growth Company	false
Entity File Number	0-26850
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	34-1803915
Entity Address, Address Line One	601 Clinton Street
Entity Address, City or Town	Defiance
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43512
City Area Code	419
Local Phone Number	782-5015
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01 Per Share
Trading Symbol	PFC
Security Exchange Name	NASDAQ